VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.3%
Bermuda : 0.1%
Arch Capital Group Ltd.
3.63%, 06/30/50 $ 25 $ 18,339
Underline
Canada : 8.2%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 50 46,744
3.80%, 01/25/50 25 18,074
Bank of Nova Scotia
1.30%, 06/11/25 50 46,348
1.95%, 02/02/27 75 67,188
2.45%, 02/02/32 † 100 81,820
Brookfield Finance, Inc.
4.35%, 04/15/30 125 116,050
Canadian Imperial Bank of
Commerce
3.45%, 04/07/27 50 46,968
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 25,645
Canadian Pacific Railway Co.
6.12%, 09/15/15 75 76,966
CI Financial Corp.
4.10%, 06/15/51 50 30,641
Emera US Finance LP
3.55%, 06/15/26 25 23,811
Enbridge, Inc.
3.12%, 11/15/29 125 110,886
4.25%, 12/01/26 50 48,420
5.50%, 12/01/46 25 23,823
Fortis, Inc.
3.06%, 10/04/26 50 46,365
Royal Bank of Canada
1.40%, 11/02/26 50 44,376
Toronto-Dominion Bank
1.15%, 06/12/25 25 23,132
1.20%, 06/03/26 50 44,548
Toronto-Dominion Bank/The
1.25%, 09/10/26 75 66,541
TransCanada PipeLines Ltd.
1.00%, 10/12/24 25 23,652
1,011,998
Denmark : 0.4%
Danske Bank A/S 144A
1.55% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/10/27 50 43,839
Underline
Finland : 0.4%
Nordea Bank Abp 144A
0.75%, 08/28/25 50 45,202
Underline
France : 6.0%
BNP Paribas SA 144A
4.38%, 05/12/26 75 72,257
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29 150 147,509
Credit Agricole SA 144A
Par
(000’s) Value
France (continued)
2.02%, 01/11/27 $ 50 $ 44,923
4.38%, 03/17/25 50 48,455
5.51%, 07/05/33 75 75,677
Societe Generale SA 144A
1.49% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/14/26 100 89,394
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 100 88,315
3.00%, 01/22/30 100 83,988
4.25%, 04/14/25 50 48,231
4.68%, 06/15/27 50 48,409
747,158
India : 1.1%
Adani Ports & Special
Economic Zone Ltd. 144A
4.20%, 08/04/27 50 42,956
Bharti Airtel Ltd. 144A
4.38%, 06/10/25 50 48,842
Reliance Industries Ltd. 144A
4.12%, 01/28/25 50 48,835
140,633
Italy : 0.8%
Enel Finance International
NV 144A
6.00%, 10/07/39 25 24,707
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 25 25,122
UniCredit SpA 144A
1.98% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 06/03/27 50 44,384
94,213
Japan : 0.9%
Nomura Holdings, Inc.
1.65%, 07/14/26 75 66,452
2.65%, 01/16/25 50 47,568
114,020
Mexico : 0.4%
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 50 45,738
Underline
Netherlands : 1.9%
Enel Finance International
NV 144A
2.65%, 09/10/24 50 48,253
Prosus NV 144A
3.06%, 07/13/31 50 39,278
3.68%, 01/21/30 50 42,712
4.03%, 08/03/50 50 32,135
4.99%, 01/19/52 100 73,305
235,683
Norway : 0.6%
DNB Bank ASA 144A
0.86% (US Treasury
Yield Curve Rate T 1
Year+0.33%), 09/30/25 50 47,188

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Norway (continued)
Var Energi ASA 144A
8.00%, 11/15/32 † $ 25 $ 26,998
74,186
Panama : 0.3%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 50 43,060
Underline
Saudi Arabia : 3.0%
Saudi Arabian Oil Co. 144A
3.25%, 11/24/50 75 52,700
3.50%, 04/16/29 75 69,449
3.50%, 11/24/70 50 33,253
4.25%, 04/16/39 150 132,033
4.38%, 04/16/49 100 85,119
372,554
Sweden : 0.2%
Skandinaviska Enskilda
Banken AB 144A
1.40%, 11/19/25 25 22,647
Underline
Switzerland : 2.8%
UBS Group AG 144A
1.36% (US Treasury
Yield Curve Rate T 1
Year+1.08%), 01/30/27 50 44,402
2.75% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/33 50 39,652
3.18% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/43 50 35,551
4.70% (US Treasury
Yield Curve Rate T 1
Year+2.05%), 08/05/27 100 96,919
4.99% (US Treasury
Yield Curve Rate T 1
Year+2.40%), 08/05/33 150 141,565
358,089
Taiwan : 0.8%
TSMC Global Ltd. 144A
0.75%, 09/28/25 50 45,180
1.25%, 04/23/26 50 45,021
90,201
United Kingdom : 4.9%
Barclays Plc
2.65% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 06/24/31 100 80,998
2.67% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 03/10/32 100 79,637
2.89% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/32 50 39,845
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42 100 71,241
4.38%, 01/12/26 50 48,357
5.25%, 08/17/45 50 47,002
Par
(000’s) Value
United Kingdom (continued)
Credit Agricole SA 144A
3.25%, 10/04/24 $ 50 $ 48,555
Ferguson Finance Plc 144A
4.50%, 10/24/28 50 48,103
HSBC Holdings Plc
5.40% (SOFR+2.87%),
08/11/33 † 50 48,826
Standard Chartered Plc 144A
4.30% (ICE LIBOR USD 3
Month+1.91%), 05/21/30 75 69,047
UBS AG 144A
0.70%, 08/09/24 25 23,764
605,375
United States : 65.5%
Altria Group, Inc.
2.45%, 02/04/32 75 59,093
3.40%, 02/04/41 25 17,430
4.25%, 08/09/42 100 77,639
4.80%, 02/14/29 † 75 73,215
5.38%, 01/31/44 † 25 23,677
5.80%, 02/14/39 50 49,251
5.95%, 02/14/49 † 60 57,087
Apple, Inc.
2.05%, 09/11/26 100 92,531
4.10%, 08/08/62 50 43,620
Ares Capital Corp.
2.15%, 07/15/26 25 21,919
2.88%, 06/15/28 100 84,291
AT&T, Inc.
3.65%, 09/15/59 175 117,201
3.85%, 06/01/60 75 52,435
Bayer US Finance LLC 144A
3.38%, 10/08/24 50 48,487
Becton Dickinson & Co.
3.73%, 12/15/24 25 24,398
Berkshire Hathaway Energy
Co.
2.85%, 05/15/51 25 16,142
3.80%, 07/15/48 50 38,294
4.25%, 10/15/50 50 40,491
4.45%, 01/15/49 50 42,491
5.15%, 11/15/43 25 23,492
6.12%, 04/01/36 100 105,294
Berkshire Hathaway Finance
Corp.
2.85%, 10/15/50 75 51,627
3.85%, 03/15/52 50 40,999
4.20%, 08/15/48 110 99,094
Berkshire Hathaway, Inc.
4.50%, 02/11/43 50 48,737
Berry Global, Inc.
1.57%, 01/15/26 25 22,681
Berry Global, Inc. 144A
4.88%, 07/15/26 50 48,401
Blackstone Holdings Finance
Co. LLC 144A
3.20%, 01/30/52 50 32,291
6.20%, 04/22/33 25 25,941

Par
(000’s) Value
United States (continued)
Blue Owl Capital Corp.
3.40%, 07/15/26 $ 50 $ 45,158
Broadcom, Inc. 144A
4.93%, 05/15/37 75 68,205
Cameron LNG LLC 144A
3.70%, 01/15/39 75 62,103
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,217
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 20,746
3.85%, 04/01/61 50 30,405
4.91%, 07/23/25 100 98,286
5.05%, 03/30/29 100 95,708
5.38%, 05/01/47 25 20,445
6.48%, 10/23/45 100 93,402
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 † 25 22,833
5.12%, 06/30/27 25 24,756
5.88%, 03/31/25 50 50,012
Cheniere Energy, Inc.
4.62%, 10/15/28 25 23,488
Citizens Bank NA/Providence
RI
2.25%, 04/28/25 50 46,311
Conagra Brands, Inc.
4.85%, 11/01/28 25 24,430
Constellation Brands, Inc.
3.15%, 08/01/29 50 45,127
Corning, Inc.
5.45%, 11/15/79 25 22,983
CoStar Group, Inc. 144A
2.80%, 07/15/30 25 20,926
Credit Suisse AG
1.25%, 08/07/26 100 87,132
Credit Suisse AG/New York
NY
2.95%, 04/09/25 150 142,036
5.00%, 07/09/27 100 96,730
Deutsche Bank AG
1.69%, 03/19/26 50 45,444
2.13% (SOFR+1.87%),
11/24/26 100 90,649
2.31% (SOFR+1.22%),
11/16/27 125 109,879
3.96% (SOFR+2.58%),
11/26/25 50 48,165
DH Europe Finance II Sarl
2.60%, 11/15/29 50 44,419
Duke Energy Carolinas LLC
4.95%, 01/15/33 25 24,901
Duke Energy Corp.
2.65%, 09/01/26 100 92,719
EMD Finance LLC 144A
3.25%, 03/19/25 50 48,090
Par
(000’s) Value
United States (continued)
Entergy Louisiana LLC
4.00%, 03/15/33 $ 50 $ 45,475
Equinix , Inc.
3.20%, 11/18/29 50 44,120
Fiserv, Inc.
2.25%, 06/01/27 100 89,999
Florida Power & Light Co.
2.88%, 12/04/51 25 17,056
3.15%, 10/01/49 100 72,021
FS KKR Capital Corp.
3.40%, 01/15/26 25 23,025
General Mills, Inc.
4.00%, 04/17/25 25 24,385
GLP Capital LP / GLP
Financing II, Inc.
5.25%, 06/01/25 25 24,627
HCA, Inc.
4.12%, 06/15/29 175 162,475
5.25%, 04/15/25 75 74,387
5.25%, 06/15/26 25 24,785
5.50%, 06/15/47 125 116,821
Home Depot, Inc.
5.95%, 04/01/41 25 27,303
Huntington Bancshares, Inc./
OH
2.55%, 02/04/30 50 41,173
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 24,735
J M Smucker Co./The
3.50%, 03/15/25 25 24,218
Jackson National Life Global
Funding 144A
1.75%, 01/12/25 25 23,345
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 50 47,483
4.05%, 04/15/32 † 50 46,448
4.60%, 05/25/28 25 24,538
KeyCorp
2.25%, 04/06/27 75 65,121
2.55%, 10/01/29 50 40,287
Kinder Morgan Energy
Partners LP
5.50%, 03/01/44 25 22,934
Kraft Heinz Foods Co.
3.00%, 06/01/26 50 47,308
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 50 55,484
Lowe's Cos, Inc.
5.80%, 09/15/62 50 49,672
McCormick & Co., Inc.
3.40%, 08/15/27 25 23,493
McDonald's Corp.
3.50%, 07/01/27 25 23,856
3.60%, 07/01/30 25 23,203
3.62%, 09/01/49 75 58,307
3.80%, 04/01/28 75 72,120
4.45%, 03/01/47 25 22,328
4.70%, 12/09/35 75 72,617

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.88%, 12/09/45 $ 50 $ 47,596
6.30%, 10/15/37 50 55,053
Meta Platforms, Inc.
4.65%, 08/15/62 50 44,265
Metropolitan Life Global
Funding I 144A
1.88%, 01/11/27 75 66,914
Mondelez International, Inc.
2.62%, 03/17/27 50 46,124
2.62%, 09/04/50 25 16,269
2.75%, 04/13/30 25 21,854
Nestle Holdings, Inc. 144A
3.50%, 09/24/25 75 72,556
NextEra Energy Capital
Holdings, Inc.
1.88%, 01/15/27 50 44,893
6.05%, 03/01/25 75 75,576
Oracle Corp.
3.85%, 07/15/36 75 63,019
4.12%, 05/15/45 100 78,753
4.30%, 07/08/34 50 45,356
4.38%, 05/15/55 50 39,622
5.38%, 07/15/40 100 95,352
6.50%, 04/15/38 50 53,246
Pacific Gas and Electric Co.
3.25%, 06/01/31 50 41,004
3.50%, 08/01/50 50 32,440
3.75%, 07/01/28 75 67,673
4.50%, 07/01/40 50 39,410
4.55%, 07/01/30 75 68,189
4.95%, 07/01/50 † 100 80,097
6.15%, 01/15/33 50 49,399
PepsiCo, Inc.
2.75%, 04/30/25 100 96,090
2.75%, 03/19/30 25 22,453
Philip Morris International,
Inc.
3.38%, 08/15/29 75 67,976
4.12%, 03/04/43 50 40,826
4.38%, 11/15/41 65 55,329
5.62%, 11/17/29 25 25,592
5.75%, 11/17/32 50 51,158
Procter & Gamble Co.
2.45%, 11/03/26 25 23,428
Public Service Co. of
Colorado
1.88%, 06/15/31 50 39,714
Republic Services, Inc.
2.50%, 08/15/24 50 48,431
San Diego Gas & Electric Co.
1.70%, 10/01/30 75 60,219
Sherwin-Williams Co.
3.45%, 06/01/27 50 47,364
Southern California Edison
Co.
2.95%, 02/01/51 25 16,396
3.65%, 02/01/50 50 37,524
Southern Co.
Par
(000’s) Value
United States (continued)
3.25%, 07/01/26 $ 50 $ 47,305
Sprint Capital Corp.
6.88%, 11/15/28 25 26,524
Sprint LLC
7.62%, 02/15/25 150 153,531
7.62%, 03/01/26 25 26,044
Time Warner Cable LLC
4.50%, 09/15/42 25 18,717
5.88%, 11/15/40 25 22,130
6.55%, 05/01/37 100 95,891
6.75%, 06/15/39 75 72,336
T-Mobile USA, Inc.
1.50%, 02/15/26 25 22,718
3.00%, 02/15/41 25 18,123
3.30%, 02/15/51 50 34,866
3.50%, 04/15/25 50 48,333
3.75%, 04/15/27 † 150 142,404
3.88%, 04/15/30 125 114,910
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 50 49,991
Verisk Analytics, Inc.
4.00%, 06/15/25 25 24,383
Verizon Communications,
Inc.
3.70%, 03/22/61 75 53,210
4.02%, 12/03/29 150 139,830
4.12%, 03/16/27 125 121,018
4.33%, 09/21/28 50 48,045
VICI Properties LP
4.75%, 02/15/28 50 47,713
5.12%, 05/15/32 50 47,095
5.62%, 05/15/52 25 22,932
VICI Properties LP / VICI Note
Co., Inc. 144A
3.50%, 02/15/25 50 48,059
4.25%, 12/01/26 75 70,716
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 25 22,311
Walt Disney Co.
6.20%, 12/15/34 25 27,350
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 50 47,145
Weyerhaeuser Co.
4.00%, 04/15/30 50 46,139
8,240,032
Total Corporate Bonds
(Cost: $13,163,497) 12,302,967
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.6%
Money Market Fund: 2.6%
(Cost: $319,947)

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares
(continued) Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 319,947 $ 319,947
Number
of Shares
(continued) Value
Total Investments: 100.9%
(Cost: $13,483,444) $ 12,622,914
Liabilities in excess of other assets: (0.9)% (114,728)
NET ASSETS: 100.0% $ 12,508,186
Definitions:
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $553,512.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,380,262, or 27.0% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 31.5% $ 3,872,479
Technology 17.4 2,137,922
Consumer Non-Cyclicals 14.4 1,766,624
Utilities 9.3 1,149,661
Consumer Cyclicals 8.5 1,047,474
Energy 6.4 792,054
Industrials 4.4 543,247
Healthcare 4.1 499,443
Real Estate 2.8 351,400
Basic Materials 1.2 142,663
100.0% $ 12,302,967